Current and Deferred Taxes (Details) - Schedule of effect of deferred taxes on comprehensive income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Debt instruments at FVOCI	$ 33,489	$ 14,907
Cash flow hedges	100,867	36,927
Total deferred tax assets recognized through other comprehensive income	134,356	51,834
Deferred tax liabilities
Debt instruments at FVOCI	(1,839)	(42,371)
Cash flow hedges
Total deferred tax liabilities recognized through other comprehensive income	(398)	(42,371)
Net deferred tax balances in equity	132,517	9,463
Deferred taxes in equity attributable to shareholders of the Bank	132,724	9,776
Deferred tax in equity attributable to non-controlling interests	$ (207)	$ (313)